Note 10 - Segment Reporting	9 Months Ended
Sep. 30, 2015
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

10. Segment Reporting

We operate in two segments, urgent and primary care and ancillary network.  We evaluate performance based on several factors, of which the primary financial measure for each segment is operating income.  We define segment income for our business segments as income before interest expense, gain or loss on disposal of assets, income taxes, depreciation expense, non-cash amortization of intangible assets, intangible asset impairment, non-cash stock-based compensation expense, shared service expenses, severance charges and any non-recurring costs.  Shared services primarily consist of compensation costs for the executive management team, facilities' costs for our corporate headquarters, support services such as finance and accounting, human resources, legal, marketing and information technology and general administration.  Shared services also include transactional costs.

The following tables set forth a comparison of operations for the following periods presented for our two lines of business and shared services (certain prior year amounts have been reclassified for comparability purposes).

Consolidated statements of operations by segment for the respective periods are as follows:

	Three months ended September 30,
	2015				2014
	Urgent and Primary Care	Ancillary Network	Shared Services	Total	Urgent and Primary Care	Ancillary Network	Shared Services	Total
Net revenues	$2,225	$4,293	$-	$6,518	$1,107	$5,656	$-	$6,763
Total segment income (loss)	(416)	(192)	(1,484)	(2,092)	37	405	(1,638)	(1,196)

Additional Segment Disclosures:
Interest expense	76	-	25	101	28	-	-	28
(Gain)/loss on warrant liability, net of deferred loan fee amortization	(76)	-	(25)	(101)	18	-	6	24
Depreciation and amortization expense	122	152	-	274	81	154	-	235
Income tax expense (benefit)	1	(1)	-	-	-	1	(227)	(226)
Total asset expenditures	33	-	22	55	5,030	226	-	5,256

	Nine months ended September 30,
	2015				2014
	Urgent and Primary Care	Ancillary Network	Shared Services	Total	Urgent and Primary Care	Ancillary Network	Shared Services	Total
Net revenues	$7,251	$15,640	$-	$22,891	$1,581	$16,161	$-	$17,742
Total segment income (loss)	(1,661)	258	(5,122)	(6,525)	108	480	(3,853)	(3,265)

Additional Segment Disclosures:
Interest expense	208	-	69	277	37	-	-	37
(Gain)/loss on warrant liability, net of deferred loan fee amortization	(367)	-	(122)	(489)	18	-	6	24
Depreciation and amortization expense	422	435	-	857	122	506	-	628
Income tax expense (benefit)	1	9	-	10	-	2	(227)	(225)
Total asset expenditures	52	-	141	193	5,030	422	-	5,452

The following provides a reconciliation of reportable segment operating income (loss) to the Company’s consolidated totals:

	Three months ended September 30,		Nine months ended September 30,
	2015	2014	2015	2014
Total segment operating loss	$(2,092)	$(1,196)	$(6,525)	$(3,265)
Less:
Severance charges	51	-	397	108
Ancillary network prepaid write-off	-	-	487	-
Depreciation and amortization expense	274	235	857	628
Non-cash stock-based compensation expense	23	169	426	366
Intangible asset impairment	-	-	520	-
Non-recurring professional fees	39	28	489	28
Operating loss	(2,479)	(1,628)	(9,701)	(4,395)
Gain on cancellation of acquisition promissory note	(289)	-	(289)	-
Interest expense	101	28	277	37
(Gain)/loss on warrant liability, net of deferred loan fees amortization	(101)	24	(489)	24
Loss before income taxes	$(2,190)	$(1,680)	$(9,200)	$(4,456)

Segment assets include accounts receivable, prepaid expenses and other current assets, property and equipment, and intangibles.  Shared services assets consist of cash and cash equivalents, prepaid insurance, deferred income taxes and property and equipment primarily related to information technology assets.  Consolidated assets, by segment and shared services, as of the periods presented are as follows:

	Urgent and Primary Care	Ancillary Network	Shared Services	Consolidated
September 30, 2015	$11,685	$4,091	$961	$16,737
December 31, 2014	11,958	5,202	3,945	21,105